Related party transactions (Details) - CHF (SFr)		3 Months Ended		6 Months Ended		12 Months Ended
	Apr. 02, 2024	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2024
Related party transactions
Salaries, other short-term employee benefits and post-employment benefits		SFr 216,591	SFr 99,864	SFr 438,143	SFr 197,156
Share-based compensation		5,654	18,910	13,980	43,428
Key management compensation		222,245	118,774	452,123	240,584
Increase (decrease) in total compensation costs for key management		100,000		200,000
Neurosterix US Holdings LLC
Related party transactions
Percentage of equity interest received	20.00%
Discontinued operations as disclosed below
Related party transactions
Cash in from Neurosterix Pharma Sarl sale	SFr 5,000,000					SFr 5,000,000
Discontinued operations as disclosed below | Neurosterix US Holdings LLC
Related party transactions
Percentage of equity interest received	20.00%					20.00%
Fair value of Neurosterix US Holdings LLC's participation	SFr 9,420,000					SFr 9,400,000
Board of Directors and Executive Management
Related party transactions
Net payable		100,000	100,000	100,000	100,000
Neurosterix Pharma Sarl
Related party transactions
Net payable		47,461		47,461
Fair value of service agreement		SFr 9,948	SFr 34,505	SFr 17,639	SFr 105,560